MINING INTERESTS (Details Textual)			1 Months Ended		12 Months Ended		37 Months Ended
	Jul. 02, 2020 USD ($) shares	May 10, 2018 USD ($)	Jan. 21, 2021 USD ($) shares	May 31, 2018	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Jul. 31, 2023 $ / Ounce	Dec. 31, 2023 $ / shares	Dec. 31, 2023 USD ($) oz	Dec. 31, 2021 USD ($)	Jul. 31, 2020 USD ($)
Disclosure Of Mining Interests [Line Items]
Purchase of mining assets					$ 113,994,000	$ 157,975,000
Other financial assets						34,528,000			$ 62,380,000
Assets arising from exploration for and evaluation of mineral resources						1,061,124,000			998,835,000
Total assets						2,110,009,000			1,976,355,000
Depletable properties [Member]
Disclosure Of Mining Interests [Line Items]
Carrying value						44,000
Assets arising from exploration for and evaluation of mineral resources						832,820,000			786,316,000
Non-depletable properties [Member]
Disclosure Of Mining Interests [Line Items]
Carrying value						9,200
Transfer to assets held-for-sale						(9,169,000)
Assets arising from exploration for and evaluation of mineral resources						228,304,000			212,519,000	$ 242,881,000
Springpole Silver Stream [Member]
Disclosure Of Mining Interests [Line Items]
Acquisition of mining interest, consideration transferred	$ 10,000,000
Purchase of mining assets	2,500,000		$ 7,500,000		2,500,000
Acquisition of mining interest, shares issued, value	$ 7,500,000		$ 3,750,000		$ 2,500,000
Acquisition of mining interest, shares issued (in shares) | shares	805,698		287,300
Mexico - Santa Elena [Member]
Disclosure Of Mining Interests [Line Items]
Accrued amount in NSR						5,800,000			8,700,000
Total assets						295,489,000			363,460,000
Mexico - Santa Elena [Member] | Depletable properties [Member]
Disclosure Of Mining Interests [Line Items]
Assets arising from exploration for and evaluation of mineral resources						110,094,000			123,123,000
Mexico - Santa Elena [Member] | Non-depletable properties [Member]
Disclosure Of Mining Interests [Line Items]
Transfer to assets held-for-sale						0
Assets arising from exploration for and evaluation of mineral resources						41,731,000			$ 50,483,000	31,067,000
Jerritt Canyon [Member]
Disclosure Of Mining Interests [Line Items]
NSR royalty rate on production of gold and silver									0.75%
NSR royalty accrual outstanding						800,000			$ 700,000
Jerritt Canyon [Member] | Depletable properties [Member]
Disclosure Of Mining Interests [Line Items]
Assets arising from exploration for and evaluation of mineral resources						425,158,000			350,504,000
Jerritt Canyon [Member] | Non-depletable properties [Member]
Disclosure Of Mining Interests [Line Items]
Transfer to assets held-for-sale						0
Assets arising from exploration for and evaluation of mineral resources						93,680,000			$ 82,645,000	$ 104,431,000
Jerritt Canyon [Member] | Bottom of range [member]
Disclosure Of Mining Interests [Line Items]
NSR royalty rate on production of gold and silver									2.50%
Jerritt Canyon [Member] | Top of range [member]
Disclosure Of Mining Interests [Line Items]
NSR royalty rate on production of gold and silver									5.00%
La Encantada [Member]
Disclosure Of Mining Interests [Line Items]
Percent Of Gold Production Required To Pay									100.00%
Ounces Of Royalty Payable Annually | oz									1,000
Accrued Amount In Royalty Payments						$ 0			$ 500,000
Wheaton Precious Metals International Ltd [Member]
Disclosure Of Mining Interests [Line Items]
New stream agreement, percentage of gold equivalent production, counter party				25.00%	25.00%
New stream agreement, ongoing payments, upper range limit		$ 600							600
New stream agreement, percentage of annual inflation adjustment		1.00%			1.00%
First Mining Gold Corp [Member]
Disclosure Of Mining Interests [Line Items]
Fair value of warrants									5,700,000
Class of warrants or rights, number of warrant purchased (in shares) | shares					30,000,000
Class of warrants or rights, exercise price (in CAD per share) | $ / shares								$ 0.4
Class of warrants or rights, term (Year)					5 years
First Mining Gold Corp [Member] | Bottom of range [member]
Disclosure Of Mining Interests [Line Items]
Class of warrants or rights, exercise price (in CAD per share) | $ / shares								$ 0.37
First Mining Gold Corp [Member] | Top of range [member]
Disclosure Of Mining Interests [Line Items]
Class of warrants or rights, number of warrant purchased (in shares) | shares					32,100,000
First Mining Gold Corp [Member] | Springpole Silver Stream [Member]
Disclosure Of Mining Interests [Line Items]
Percentage of life of mine payable silver produced					50.00%		50.00%
Acquisition of mining interest, price									$ 22,500,000		$ 22,500,000
Percentage of silver spot price							33.00%
Purchase silver, price (in USD per Ounce) | $ / Ounce							7.5
Purchase price, annual inflation escalation							2.00%
Sandstorm Gold Ltd. [Member] | Mexico - Santa Elena [Member]
Disclosure Of Mining Interests [Line Items]
Percent of gold production required to be sold									20.00%
Gold, selling price, per ounce					$ 450
Purchase agreement, annual inflation increase, percent					1.00%
Sandstorm Gold Ltd. [Member] | Mexico - Santa Elena [Member] | Top of range [member]
Disclosure Of Mining Interests [Line Items]
Gold, selling price, per ounce					$ 450